Convertible Notes Payable - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended		74 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 12, 2014	Jan. 31, 2014	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Short-term Debt [Line Items]
Notes outstanding			$ 11,907,198	$ 10,158,505	$ 11,907,198
Interest expense recorded	4,272,919	636,339	868,109	740,365	2,506,614
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Issuance of notes			880,584	1,270,000	880,584		175,000	2,000,000	3,250,000	2,000,000
Interest rate of notes	8.00%		8.00%		8.00%
Option to convert notes into preferred stock, per share percentage of initial price	75.00%		75.00%
Notes outstanding			9,400,584		9,400,584	9,575,585
Accrued interest			2,506,615		2,506,615	2,698,842
Discount rate of notes			25.00%		25.00%
Contingent beneficial conversion feature of notes	4,080,690		3,969,066
Interest expense recorded	192,229	636,339
Common stock shares converted from Bridge Notes outstanding and accrued interest						2,045,738
Amount of Bridge Notes outstanding after IPO	$ 0
Convertible Notes Payable [Member] | Series A Redeemable Preferred Stock [Member]
Short-term Debt [Line Items]
Debt conversion price per share			$ 2.00		$ 2.00